Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, Balance beginning	$ 72,892	$ 61,640	$ 32,482
Cost, Additions	9,160	11,191	35,527
Cost, Disposal			(6,188)
Cost, Foreign currency translation	(54)	61	(181)
Cost, Balance ending	81,998	72,892	61,640
Accumulated depreciation
Accumulated depreciation, Balance beginning	19,773	8,105	2,757
Depreciation	9,715	11,649	6,512
Accumulated depreciation, Disposal			(1,142)
Accumulated depreciation, Foreign currency translation	(18)	19	(22)
Accumulated depreciation, Balance ending	29,470	19,773	8,105
Net book value	52,528	53,119	53,535
Equipment [Member]
Cost
Cost, Balance beginning	53,174	50,516	32,482
Cost, Additions	9,160	2,658	24,222
Cost, Disposal			(6,188)
Cost, Foreign currency translation
Cost, Balance ending	62,334	53,174	50,516
Accumulated depreciation
Accumulated depreciation, Balance beginning	15,732	7,052	2,757
Depreciation	7,492	8,680	5,437
Accumulated depreciation, Disposal			(1,142)
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Balance ending	23,224	15,732	7,052
Net book value	39,110	37,442	43,464
Furniture and Fixtures [Member]
Cost
Cost, Balance beginning	16,898	8,365
Cost, Additions		8,533	8,365
Cost, Disposal
Cost, Foreign currency translation
Cost, Balance ending	16,898	16,898	8,365
Accumulated depreciation
Accumulated depreciation, Balance beginning	2,962	548
Depreciation	1,811	2,414	548
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Balance ending	4,773	2,962	548
Net book value	12,125	13,936	7,817
Computers [Member]
Cost
Cost, Balance beginning	2,820	2,759
Cost, Additions			2,940
Cost, Disposal
Cost, Foreign currency translation	(54)	61	(181)
Cost, Balance ending	2,766	2,820	2,759
Accumulated depreciation
Accumulated depreciation, Balance beginning	1,079	505
Depreciation	412	555	527
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign currency translation	(18)	19	(22)
Accumulated depreciation, Balance ending	1,473	1,079	505
Net book value	$ 1,293	$ 1,741	$ 2,254